Other Payables (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Other Payables [Abstract]
Employees and payroll accruals	₪ 624	$ 180	₪ 657
Accrued expenses	36	10	32
Other payables, total	₪ 660	$ 190	₪ 689